SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,185,834	2,526,527
Potential Shares, Granted (in shares)	701,945	603,023
Potential Shares, Over-performance (in shares)	723,514	924,634
Potential Shares, Vested (in shares)	(1,701,233)	(1,849,268)
Potential Shares, Forfeited (in shares)	(112,881)	(19,082)
Potential Shares, Ending balance (in shares)	1,797,179	2,185,834
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 15.56	€ 11.71
Weighted- Average Grant-Date Fair Value per Share, Granted | €	21.56	23.70
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	6.65	10.44
Weighted- Average Grant-Date Fair Value per Share, Vested | €	6.65	10.44
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	22.74	11.65
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 22.29	€ 15.56
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	112,881
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	1,875,446	2,148,999
Potential Shares, Granted (in shares)	701,976	556,360
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(817,059)	(774,958)
Potential Shares, Forfeited (in shares)	(95,993)	(54,955)
Potential Shares, Ending balance (in shares)	1,664,370	1,875,446
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 10.80	€ 7.79
Weighted- Average Grant-Date Fair Value per Share, Granted | €	15.26	17.11
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	4.64	7.10
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	15.61	9.04
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 15.43	€ 10.80